Revenue (Details) - Schedule of Change in Contract Liabilities - USD ($) $ in Thousands			12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Change In Contract Liabilities Abstract
Balance at beginning of period			$ 5,177	$ 5,469
Recognition of revenue included in balance at beginning of period	$ (1,618)	$ (1,762)	(1,762)	(1,003)
Revenue deferred during the period, net of revenue recognized	33,372	1,970	1,970	711
Balance at end of period	$ 37,139	$ 5,385	$ 5,385	$ 5,177